Expense Example - VIPInvestmentGradeBondIIPortfolio-InvestorPRO - VIPInvestmentGradeBondIIPortfolio-InvestorPRO - VIP Investment Grade Bond II Portfolio - VIP Investment Grade Bond II Portfolio - Investor Class
Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 45
3 years	141
5 years	246
10 years	$ 555